Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,706,166)	$ (5,786,311)	$ (2,139,320)
Equity in loss of subsidiaries	3,529,999	3,684,384	2,134,752
Share based compensations		1,825,000
Prepayments and other assets	(23,332)	(10,000)
Net cash (used in) provided by operating activities	(199,499)	(286,927)	(4,568)
CASH FLOWS FROM INVESTING ACTIVITIES:
(Loan to) payment from subsidiaries	(38,999)	533,961	(18,124,364)
Net cash used in investing activities	(38,999)	533,961	(18,124,364)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering			18,275,182
Payment for issuance costs			(151,646)
Advance from related party	10,000	2,287	10,558
Net cash provided by (used in) financing activities	10,000	2,287	18,134,094
CHANGES IN CASH AND CASH EQUIVALENTS	(228,498)	249,321	5,162
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	254,483	5,162
CASH AND CASH EQUIVALENTS END OF YEAR	$ 25,985	$ 254,483	$ 5,162